GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, Wisconsin  53202-3580

Telephone:  (414) 273-3500     Fax:  (414) 273-5198

November 4, 2005

VIA EDGAR

U.S. Securities and Exchange Commission

450 5th Street, N.W.

Washington, D.C.  20549

RE:

Marshall Funds, Inc. (Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

On behalf of Marshall Funds, Inc. (the “Company”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Act”), we hereby file the form of the Company’s Statement of Additional Information which will be used by the Company after October 31, 2005, the effective date of Post-Effective Amendment No. 46 to the Company’s Registration Statement on Form N-1A.

In addition, please note that in lieu of filing the forms of Prospectus for Class A, Class Y and Class I shares included in Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A which will be used by the Company after the effective date of Post-Effective Amendment No. 46 as required by Rule 497(c), we are hereby providing you with notice in accordance with Rule 497(j) under the Act that the Prospectuses that would have been filed pursuant to Rule 497(c) under the Act would not have differed from those contained in Post-Effective Amendment No. 46.  The text of Post-Effective Amendment No. 46 was filed electronically via EDGAR on October 31, 2005.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Jasna B. Dolgov

Jasna B. Dolgov

cc:

John M. Blaser

Cameron S. Avery

Carol A. Gehl

Ellen Drought